Preferred Shares (Notes)	6 Months Ended
Jun. 30, 2021
Class of Stock Disclosures [Abstract]
Preferred Stock [Text Block]	Preferred Shares
Series E Preferred Shares
On September 17, 2020, the Company filed articles of amendment to create a series of preferred shares, being, an unlimited number of Series E Preferred Shares and to provide for the rights, privileges, restrictions and conditions attaching thereto. The shareholder of the Series E Preferred Shares, may, at any time, convert all or any Series E Preferred Shares provided that the common shares issuable upon such conversion, together with all other common shares of the Company held by the shareholder in the aggregate, would not cause such shareholder’s ownership of the Company’s common shares to exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company.
Each Series E Preferred Share has a stated value of $1,000 and is convertible into the Company’s common shares at a conversion price equal to the lower of (i) 70% of the average of the three lowest volume weighted average price of the common stock during the ten trading days immediately preceding, but not including, the conversion date and (ii) $2.00; however, in no event shall the conversion price be lower than $1.00 per share. The Series E Preferred Shares are non-voting and pay dividends at a rate of 8.0% per annum, payable quarterly.
On September 14, 2020, the Company entered into a Securities Purchase Agreement (“Westworld SPA”) with Westworld Financial Capital, LLC (“Westworld”) relating to the issuance and sale to the investor of 3,000 shares of the Company’s subsequently established Series E Convertible Preferred Shares in a private placement transaction for net proceeds of $2.7 million. The Company paid Torrington a business advisory fee of $240,000 related to this transaction.
On March 9, 2021, the Company and Westworld entered into an Amendment to the Westworld SPA and on March 23, 2021, the Company issued 250,000 common shares of the Company with a fair value of $653,000 to Westworld for the Company’s failure to file a timely registration statement required under the Westworld SPA. Such expense is included in other (expense) income, net on the consolidated statement of operations.
On April 8, 2021, the Company was in default for failure to file a timely registration statement for the shares issued on March 9, 2021. As stated in the Amendment to the Westworld SPA, the Company incurs a penalty equal to 24.0% per annum on the additional common shares issued’s fair value of $653,000 until there is a registration statement filed, which has not occurred as of June 30, 2021.
During the six months ended June 30, 2021, the Company has issued 4,641,418 common shares of the Company for the conversion of 2,699 Series E Preferred Shares.
Series D Preferred Shares
On May 6, 2020, the Company filed articles of amendment to create a series of preferred shares, being, an unlimited number of Series D Preferred Shares and to provide for the rights, privileges, restrictions and conditions attaching thereto. The Series D Preferred Shares are convertible into our common shares, at a conversion price equal to $0.65, subject to certain anti-dilution adjustments. Each shareholder of the Series D Preferred Shares, may, at any time, convert all or any part of the Series D Preferred Shares provided that after such conversion the common shares issuable, together with all the common shares held by the shareholder in the aggregate would not exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company.
On April 30, 2020, the Company entered into a Securities Purchase Agreement with two investors relating to the issuance and sale, in the aggregate, of 1,694,000 shares of the Company's subsequently established Series D Preferred Shares, no par value and warrants to purchase up to 1,694,000 common shares of the Company in a private placement transaction, in exchange for the assignment to the Company by the investors of certain convertible promissory notes receivable held by the investors in an aggregate amount of $1.1 million. Subject to certain limitations, the warrants are exercisable at an exercise price equal to $0.92 per common share, subject to adjustments as provided under the terms of the warrants, and are exercisable for five years. The warrants include a provision restricting the warrant holder from exercising it if the aggregate number of common shares held by the warrant holder equals or exceeds 5.0% of the issued and outstanding shares of the Company, calculated on a partially converted basis (assuming the conversion of all rights to receive common shares of the Company held by the warrant holder). The Series D Preferred Shares are convertible at the option of the holder, subject to certain conditions.
During the six months ended June 30, 2021, the Company issued 895,000 common shares of the Company for the conversion of 895,000 Series D Preferred Shares.
Series C Preferred Shares
On October 30, 2019, the directors of the Company passed a resolution authorizing the filing of articles of amendment to create a series of preferred shares, being, an unlimited number of Series C Preferred Shares and to provide for the rights, privileges, restrictions and conditions attaching thereto. On November 6, 2019, the Company filed the Articles of Amendment to create the Series C Preferred Shares. Pursuant to the articles of amendment governing the rights and preferences of outstanding shares of Series C Preferred Shares, each preferred share, subject to prior shareholder approval, are convertible into our common shares, at a conversion rate in effect on the date of conversion. Overland, a former related party and the sole shareholder of the Series C Preferred Shares, agreed that it would not exercise its conversion right with respect to its Series C Preferred Shares until the earlier of (i) October 31, 2020 or (ii) such time that we file for bankruptcy or an involuntary petition for bankruptcy is filed against us (unless such petition is dismissed or discharged within 30 days).
On October 31, 2020, the Company received notification requesting conversion of the Series C Preferred Shares held by Overland. On March 3, 2021, the Company issued two investors in the aggregate 1,440,000 common shares for the conversion of all of the outstanding 1,600,000 Series C Preferred Shares.
Series B Preferred Shares
In July 2019, the Company filed articles of amendment to create a series of preferred shares, being, an unlimited number of Series B Preferred Shares and to provide for the rights, privileges, restrictions and conditions attaching thereto. In July 2019, following the filing of the Articles of Amendment to create the Series B Preferred Shares, the Company entered into a share exchange agreement with FBC Holdings to exchange 6,500,000 Series A Preferred Shares held by FBC Holdings for 6,843,778 Series B Preferred Shares, which included accrued dividends. Pursuant to the terms of a waiver agreement entered into by FBC Holdings and the Company on April 8, 2021, FBC Holdings has irrevocably and unconditionally waived its ability, upon providing the Company with at least 61 days' prior written notice, to increase or decrease the maximum percentage from the 9.99% threshold provided for in the Company's articles of amendment governing the rights and preferences of outstanding shares of Series B Preferred Shares unless FBC Holdings obtains the Company's prior written consent.
The Series B Preferred Shares (i) are convertible into the Company’s common shares, subject to prior shareholder approval, at a conversion rate equal to $1.00 per share, plus accrued and unpaid dividends, divided by an amount equal to 0.85 multiplied by a 15-day volume weighted average price per common share prior to the date the conversion notice is provided (the “Conversion Rate”), subject to a conversion price floor of $0.80, (ii) after November 13, 2020, fixed, preferential, cumulative cash dividends at the rate of 8.0% of the Series B Preferred Shares subscription price per year, and (iii) carry a liquidation preference equal to the subscription price per Series B Preferred Share plus any accrued and unpaid dividends.
As of June 30, 2021 and December 31, 2020, accrued liabilities included $342,000 and $71,000, respectively, for related party preferred shares dividends. For the three months ended June 30, 2021 and 2020, there were related party preferred dividends of $137,000 and $0, respectively. For the six months ended June 30, 2021 and 2020, there were related party preferred dividends of $272,000 and $0, respectively.
Management has determined that the conversion terms of the Series B Preferred Shares, Series D Preferred Shares and Series E Preferred Shares do not cause the preferred shares to be treated as liability instruments, and accordingly such preferred shares are presented as equity instruments.